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                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

                          SUPPLEMENT DATED JULY 1, 2003
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2003
                                       FOR
       NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA SURVIVOR OPTIONS ELITE
      NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA SURVIVOR OPTIONS PREMIER
     NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA SURVIVOR OPTIONS PREMIER


This supplement describes certain changes to the variable life insurance policies listed above. Effective July 1, 2003, Policyowners may no longer elect the Four Year Survivorship Term Life Insurance Rider. Policyowners who elected this Rider prior to July 1, 2003 will continue to receive benefits under the Rider. If this Rider is terminated, it may not be reelected.


                                    * * *

This supplement should be retained with your Prospectus for future reference. If you have any questions, please contact (800) 688-5177 or your registered representative.